Loans, Borrowings and Debentures - Summary of Loans, Borrowings and Debentures (Detail) R$ in Thousands, $ in Thousands					12 Months Ended
	Sep. 20, 2017	Jun. 20, 2016 USD ($)	Mar. 19, 2013 BRL (R$)	Mar. 14, 2013 USD ($)	Dec. 31, 2017 BRL (R$)	Dec. 31, 2016 BRL (R$)	Dec. 31, 2015 BRL (R$)	Jul. 13, 2011 USD ($)	Nov. 05, 2010 USD ($)
Disclosure of detailed information about borrowings [line items]
Index, interest rate adjustment					0.90%
Loans, borrowings and debentures					R$ 16,926,028	R$ 13,074,133
Debentures					4,762,918	5,264,364
Total					21,688,946	18,338,497	R$ 18,829,203
Current					3,903,392	2,404,009
Non-current					17,785,554	15,934,488
Dollar (USD) [member]
Disclosure of detailed information about borrowings [line items]
Total					9,906,406	5,646,136
Pound (GBP) [member]
Disclosure of detailed information about borrowings [line items]
Total					R$ 470,074	218,232
BNDES [member] | URTJLP [member] | 29-Jun [member]
Disclosure of detailed information about borrowings [line items]
Interest, Index					URTJLP
Annual interest					8.83%
Loans, borrowings and debentures					R$ 2,270,055	2,663,073
Maturity					Jun-29
BNDES [member] | URTJLP [member] | 17-Jan [member]
Disclosure of detailed information about borrowings [line items]
Interest, Index					URTJLP
Annual interest					8.79%
Loans, borrowings and debentures						17
Maturity					Jan-17
BNDES [member] | Fixed interest rate [member] | 25-Feb [member]
Disclosure of detailed information about borrowings [line items]
Interest, Index					Fixed
Annual interest					5.26%
Loans, borrowings and debentures					R$ 1,281,416	1,233,476
Maturity					Feb-25
BNDES [member] | Fixed interest rate [member] | 24-Jan [member]
Disclosure of detailed information about borrowings [line items]
Interest, Index					Fixed
Annual interest					3.89%
Loans, borrowings and debentures					R$ 2,695	3,930
Maturity					Jan-24
BNDES [member] | TJ462 [member] | 20-Oct [member]
Disclosure of detailed information about borrowings [line items]
Interest, Index					TJ462
Annual interest					9.89%
Loans, borrowings and debentures					R$ 485,807	651,371
Maturity					Oct-20
BNDES [member] | Selic [member] | 20-Oct [member]
Disclosure of detailed information about borrowings [line items]
Interest, Index					Selic
Annual interest					8.82%
Loans, borrowings and debentures					R$ 221,222	271,745
Maturity					Oct-20
BNDES [member] | Selic [member] | 23-Jun [member]
Disclosure of detailed information about borrowings [line items]
Interest, Index					Selic
Annual interest					9.00%
Loans, borrowings and debentures					R$ 66,794	41,650
Maturity					Jun-23
BNDES [member] | TLJP index [member] | 23-Jun [member]
Disclosure of detailed information about borrowings [line items]
Interest, Index					TJLP
Annual interest					9.08%
Loans, borrowings and debentures					R$ 120,573	137,130
Maturity					Jun-23
BNDES [member] | Selic [member] | 20-Sep [member]
Disclosure of detailed information about borrowings [line items]
Interest, Index					Selic
Annual interest					13.65%
Loans, borrowings and debentures					R$ 4,075	5,277
Maturity					Sep-20
BNDES [member] | IPCA [member] | 12-Nov [member]
Disclosure of detailed information about borrowings [line items]
Interest, Index					IPCA
Annual interest					10.74%
Loans, borrowings and debentures					R$ 2,840	3,453
Maturity					Nov-21
EIB [member] | Dollar (USD) [member] | 20-Sep [member]
Disclosure of detailed information about borrowings [line items]
Interest, Index					US$
Annual interest					2.94%
Loans, borrowings and debentures					R$ 70,611	89,899
Maturity					Sep-20
EIB [member] | Dollar (USD) [member] | June twenty [member]
Disclosure of detailed information about borrowings [line items]
Interest, Index					US$
Annual interest					3.88%
Loans, borrowings and debentures					R$ 127,190	170,848
Maturity					Jun-20
EIB [member] | LIBOR [member] | Dollar (USD) [member]
Disclosure of detailed information about borrowings [line items]
Maturity					2021
EIB [member] | LIBOR [member] | Dollar (USD) [member] | May twenty one [member]
Disclosure of detailed information about borrowings [line items]
Interest, Index					US$ + LIBOR6M
Annual interest					1.90%
Loans, borrowings and debentures					R$ 138,778	172,263
Maturity					May-21
EIB [member] | LIBOR [member] | Dollar (USD) [member] | 21-Sep [member]
Disclosure of detailed information about borrowings [line items]
Interest, Index					US$ + LIBOR6M
Annual interest					1.98%
Loans, borrowings and debentures					R$ 149,386	179,951
Maturity					Sep-21
Foreign loans [member] | LIBOR [member] | Pound (GBP) [member] | December twenty two [member]
Disclosure of detailed information about borrowings [line items]
Interest, Index					GBP + Libor
Annual interest					3.77%
Loans, borrowings and debentures					R$ 312,642	218,232
Maturity					Dec-22
Foreign loans [member] | LIBOR [member] | Pound (GBP) [member] | July nineteen [member]
Disclosure of detailed information about borrowings [line items]
Interest, Index					GBP + Libor
Annual interest					1.98%
Loans, borrowings and debentures					R$ 157,432
Maturity					Jul-19
NCE [member] | CDI [member] | 18-Dec [member]
Disclosure of detailed information about borrowings [line items]
Interest, Index					112% of CDI
Index, interest rate adjustment					112.00%
Annual interest					7.75%
Loans, borrowings and debentures					R$ 59,858	120,069
Maturity					Dec-18
NCE [member] | CDI [member] | 17-Nov [member]
Disclosure of detailed information about borrowings [line items]
Interest, Index					CDI + 3.47%
Index, interest rate adjustment					3.47%
Annual interest					11.89%
Loans, borrowings and debentures						80,486
Maturity					Nov-17
NCE [member] | CDI [member] | 18-Dec [member]
Disclosure of detailed information about borrowings [line items]
Interest, Index					CDI + 3.50%
Index, interest rate adjustment					3.50%
Annual interest					10.63%
Loans, borrowings and debentures					R$ 294,968	294,516
Maturity					Dec-18
NCE [member] | CDI [member] | December twenty three [member]
Disclosure of detailed information about borrowings [line items]
Interest, Index					125% of CDI
Index, interest rate adjustment					125.00%
Annual interest					8.69%
Loans, borrowings and debentures					R$ 644,766	552,576
Maturity					Dec-23
Perpetual notes [member]
Disclosure of detailed information about borrowings [line items]
Annual interest									8.25%
Total | $								$ 500,000	$ 500,000
Perpetual notes [member] | CDI [member] | Dollar (USD) [member]
Disclosure of detailed information about borrowings [line items]
Interest, Index					US$
Annual interest					8.25%
Loans, borrowings and debentures					R$ 1,674,847	1,650,089
Maturity					-
Resolution 4131 [member]
Disclosure of detailed information about borrowings [line items]
Maturity					2020
Resolution 4131 [member] | Dollar (USD) [member] | 18-Mar [member]
Disclosure of detailed information about borrowings [line items]
Interest, Index					US$
Annual interest					2.40%
Loans, borrowings and debentures					R$ 415,762	407,306
Maturity					Mar-18
Resolution 4131 [member] | LIBOR [member] | Dollar (USD) [member] | 20-Oct [member]
Disclosure of detailed information about borrowings [line items]
Interest, Index					US$ + Libor
Annual interest					4.79%
Loans, borrowings and debentures					R$ 50,868	32,798
Maturity					Oct-20
Resolution 4131 [member] | CDI [member] | Dollar (USD) [member] | November nineteen [member]
Disclosure of detailed information about borrowings [line items]
Interest, Index					US$
Annual interest					2.66%
Loans, borrowings and debentures					R$ 68,305	133,957
Maturity					Nov-19
Senior notes due 2018 [member]
Disclosure of detailed information about borrowings [line items]
Annual interest			9.50%
Maturity			2018
Total			R$ 850,000
Senior notes due 2018 [member] | Fixed interest rate [member] | 18-Mar [member]
Disclosure of detailed information about borrowings [line items]
Interest, Index					Fixed
Annual interest					9.50%
Loans, borrowings and debentures					R$ 168,052	168,163
Maturity					Mar-18
Senior notes due 2023 [member]
Disclosure of detailed information about borrowings [line items]
Annual interest				5.00%
Maturity				2023
Total | $				$ 500,000
Senior notes due 2023 [member] | Dollar (USD) [member] | 23-Mar [member]
Disclosure of detailed information about borrowings [line items]
Interest, Index					US$
Annual interest					5.00%
Loans, borrowings and debentures					R$ 339,665	322,062
Maturity					Mar-23
Senior notes due 2027 [member]
Disclosure of detailed information about borrowings [line items]
Annual interest		7.00%
Maturity		2027
Total | $		$ 500,000
Senior notes due 2027 [member] | Dollar (USD) [member] | 27-Jan [member]
Disclosure of detailed information about borrowings [line items]
Interest, Index					US$
Annual interest					7.00%
Loans, borrowings and debentures					R$ 2,530,443	2,304,384
Maturity					Jan-27
Senior notes due 2024 [member]
Disclosure of detailed information about borrowings [line items]
Maturity	2024
Senior notes due 2024 [member] | Dollar (USD) [member] | Feb-24 [member]
Disclosure of detailed information about borrowings [line items]
Interest, Index					US$
Annual interest					7.38%
Loans, borrowings and debentures					R$ 2,570,622
Maturity					Feb-24
Senior notes due 2024 [member] | Fixed interest rate [member] | Dollar (USD) [member] | Sep-24 [member]
Disclosure of detailed information about borrowings [line items]
Interest, Index					Fixed
Annual interest					5.95%
Loans, borrowings and debentures					R$ 1,664,850
Maturity					Sep-24
FINEP [member] | Fixed interest rate [member] | November Twenty Two [Member]
Disclosure of detailed information about borrowings [line items]
Interest, Index					Fixed
Annual interest					5.00%
Loans, borrowings and debentures					R$ 93,058	109,233
Maturity					Nov-22
FINEP [member] | LIBOR [member] | Dollar (USD) [member] | 17-Jun [member]
Disclosure of detailed information about borrowings [line items]
Interest, Index					US$+Libor
Annual interest					3.52%
Loans, borrowings and debentures						40,798
Maturity					Jun-17
Trade banks [member] | Fixed interest rate [member] | 21-Dec [member]
Disclosure of detailed information about borrowings [line items]
Interest, Index					Fixed US$
Annual interest					5.45%
Loans, borrowings and debentures					R$ 95,040	86,140
Maturity					Dec-21
Trade banks [member] | Cdi index six [member] | 19-Jun [member]
Disclosure of detailed information about borrowings [line items]
Interest, Index					CDI + 4.91% p.a.
Index, interest rate adjustment					4.91%
Annual interest					12.14%
Loans, borrowings and debentures					R$ 98,117	163,815
Maturity					Jun-19
Working capital [member] | Cdi index seven [member] | 18-Dec [member]
Disclosure of detailed information about borrowings [line items]
Interest, Index					CDI + 2.80% p.a.
Index, interest rate adjustment					2.80%
Annual interest					9.88%
Loans, borrowings and debentures					R$ 391,693	390,024
Maturity					Dec-18
Working capital [member] | Cdi index eight [member] | 18-Dec [member]
Disclosure of detailed information about borrowings [line items]
Interest, Index					CDI + 2.95% p.a.
Index, interest rate adjustment					2.95%
Annual interest					10.04%
Loans, borrowings and debentures					R$ 286,463	287,168
Maturity					Dec-18
Working capital [member] | CDI [member] | Jan-18 [member]
Disclosure of detailed information about borrowings [line items]
Interest, Index					CDI + 0.31% p.m.
Index, interest rate adjustment					0.31%
Annual interest					10.93%
Loans, borrowings and debentures					R$ 1,117	9,988
Maturity					Jan-18
Working capital [member] | CDI [member] | 18-Mar [member]
Disclosure of detailed information about borrowings [line items]
Interest, Index					CDI + 0.33% p.m.
Index, interest rate adjustment					0.33%
Annual interest					11.20%
Loans, borrowings and debentures					R$ 3,345
Maturity					Mar-18
Working capital [member] | CDI [member] | May eighteen [member]
Disclosure of detailed information about borrowings [line items]
Interest, Index					120% of CDI
Index, interest rate adjustment					120.00%
Annual interest					8.32%
Loans, borrowings and debentures					R$ 21,221
Maturity					May-18
Working capital [member] | CDI [member] | Jul-18 [member]
Disclosure of detailed information about borrowings [line items]
Interest, Index					120% of CDI
Index, interest rate adjustment					120.00%
Annual interest					8.39%
Loans, borrowings and debentures					R$ 10,440
Maturity					Jul-18
Working capital [member] | Cdi index thirteen [member] | Jul-18 [member]
Disclosure of detailed information about borrowings [line items]
Interest, Index					120% of CDI
Index, interest rate adjustment					120.00%
Annual interest					8.38%
Loans, borrowings and debentures					R$ 20,879
Maturity					Jul-18
Bank overdraft [member] | 118% of CDI [member] | 18-Mar [member]
Disclosure of detailed information about borrowings [line items]
Interest, Index					125.5% of CDI
Index, interest rate adjustment					125.50%
Annual interest					8.72%
Loans, borrowings and debentures					R$ 94	22,605
Maturity					Mar-18
Prepayment [member] | LIBOR [member] | Dollar (USD) [member] | Apr-18 [member]
Disclosure of detailed information about borrowings [line items]
Interest, Index					US$+Libor
Annual interest					3.86%
Loans, borrowings and debentures					R$ 10,039	55,641
Maturity					Apr-18
Non convertible debentures [member] | Fixed interest rate [member] | 20-Oct [member]
Disclosure of detailed information about borrowings [line items]
Interest, Index					Fixed
Annual interest					13.13%
Maturity					Oct-20
Non convertible debentures [member] | Cdi index thirteen [member]
Disclosure of detailed information about borrowings [line items]
Debentures					R$ 152,573	154,284
Non convertible debentures [member] | 118% of CDI [member]
Disclosure of detailed information about borrowings [line items]
Debentures						300,183
Non convertible debentures [member] | Cdi index fifteen [member]
Disclosure of detailed information about borrowings [line items]
Debentures					R$ 1,359,125	2,347,271
Non convertible debentures [member] | Cdi index fifteen [member] | Apr-18 [member]
Disclosure of detailed information about borrowings [line items]
Interest, Index					CDI + 2.05% p.a.
Index, interest rate adjustment					2.05%
Annual interest					9.08%
Maturity					Apr-18
Non convertible debentures [member] | IPCA [member]
Disclosure of detailed information about borrowings [line items]
Debentures					R$ 363,894	346,276
Non convertible debentures [member] | IPCA [member] | September eighteen [member]
Disclosure of detailed information about borrowings [line items]
Interest, Index					IPCA + 5.10%
Index, interest rate adjustment					5.10%
Annual interest					8.04%
Maturity					Sep-18
Non convertible debentures [member] | IPCA [member]
Disclosure of detailed information about borrowings [line items]
Debentures					R$ 197,923	183,189
Non convertible debentures [member] | IPCA [member] | 20-Sep [member]
Disclosure of detailed information about borrowings [line items]
Interest, Index					IPCA + 5.57%
Index, interest rate adjustment					5.51%
Annual interest					8.52%
Maturity					Sep-20
Non convertible debentures [member] | IPCA index three [member]
Disclosure of detailed information about borrowings [line items]
Debentures					R$ 293,312	284,660
Non convertible debentures [member] | IPCA index three [member] | December twenty [member]
Disclosure of detailed information about borrowings [line items]
Interest, Index					IPCA + 7.14%
Index, interest rate adjustment					7.14%
Annual interest					10.09%
Maturity					Dec-20
Non convertible debentures [member] | IPCA index four [member]
Disclosure of detailed information about borrowings [line items]
Debentures					R$ 263,701	255,929
Non convertible debentures [member] | IPCA index four [member] | December twenty two [member]
Disclosure of detailed information about borrowings [line items]
Interest, Index					IPCA + 7.48%
Index, interest rate adjustment					7.48%
Annual interest					10.43%
Maturity					Dec-22
Non convertible debentures [member] | IPCA index five [member]
Disclosure of detailed information about borrowings [line items]
Debentures					R$ 86,927	84,364
Non convertible debentures [member] | IPCA index five [member] | December twenty five [member]
Disclosure of detailed information about borrowings [line items]
Interest, Index					IPCA + 7.36%
Index, interest rate adjustment					7.36%
Annual interest					10.30%
Maturity					Dec-25
Non convertible debentures [member] | IPCA index six [member]
Disclosure of detailed information about borrowings [line items]
Debentures					R$ 726,827	660,029
Non convertible debentures [member] | IPCA index six [member] | December twenty three [member]
Disclosure of detailed information about borrowings [line items]
Interest, Index					IPCA + 5.87%
Index, interest rate adjustment					5.87%
Annual interest					8.81%
Maturity					Dec-23
Non convertible debentures [member] | IPCA index seven [member]
Disclosure of detailed information about borrowings [line items]
Debentures					R$ 396,328
Non convertible debentures [member] | IPCA index seven [member] | October twenty four [member]
Disclosure of detailed information about borrowings [line items]
Interest, Index					IPCA + 4.33%
Index, interest rate adjustment					4.33%
Annual interest					7.27%
Maturity					Oct-24
Non convertible debentures [member] | Cdi index sixteen [member]
Disclosure of detailed information about borrowings [line items]
Debentures					R$ 171,515	350,852
Non convertible debentures [member] | Cdi index sixteen [member] | September seventeen [member]
Disclosure of detailed information about borrowings [line items]
Interest, Index					CDI + 1.30% p.a.
Annual interest					11.57%
Maturity					Sep-17
Non convertible debentures [member] | Cdi index sixteen [member] | October seventeen [member]
Disclosure of detailed information about borrowings [line items]
Index, interest rate adjustment					1.30%
Non convertible debentures [member] | Fixed index four [member]
Disclosure of detailed information about borrowings [line items]
Debentures					R$ 163,750	163,862
Non convertible debentures [member] | Cdi index seventeen [member]
Disclosure of detailed information about borrowings [line items]
Debentures					R$ 499,576
Non convertible debentures [member] | Cdi index seventeen [member] | 23-Jun [member]
Disclosure of detailed information about borrowings [line items]
Interest, Index					CDI + 3.50% p.a.
Index, interest rate adjustment					3.50%
Annual interest					10.63%
Maturity					Jun-23
Non convertible debentures [member] | CDI index eighteen [member]
Disclosure of detailed information about borrowings [line items]
Debentures					R$ 87,467	R$ 133,465
Non convertible debentures [member] | CDI index eighteen [member] | Jul-18 [member]
Disclosure of detailed information about borrowings [line items]
Interest, Index					108 % of CDI
Index, interest rate adjustment					108.00%
Annual interest					7.46%
Maturity					Jul-18
Non convertible debentures [member] | CDI index eighteen [member] | December twenty five [member]
Disclosure of detailed information about borrowings [line items]
Interest, Index					128 % of CDI
Index, interest rate adjustment					128.00%
Annual interest					8.90%
Maturity					Dec-25
Non convertible debentures [member] | CDI index [member] | September nineteen [member]
Disclosure of detailed information about borrowings [line items]
Interest, Index					CDI + 0.90%
Annual interest					7.85%
Maturity					Sep-19